Average Annual Total Returns - PIMCO REALPATH Blend 2050 Fund	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1 Year		Institutional Return After Taxes on Distributions 5 Years		Institutional Return After Taxes on Distributions Since Inception		Institutional Return After Taxes on Distributions and Sales of Fund Shares 1 Year		Institutional Return After Taxes on Distributions and Sales of Fund Shares 5 Years		Institutional Return After Taxes on Distributions and Sales of Fund Shares Since Inception		Administrative 1 Year	Administrative 5 Years	Administrative Since Inception	Administrative Inception Date	A 1 Year	A 5 Years	A Since Inception	A Inception Date	S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P Target Date 2050 Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	13.72%	11.65%	8.88%	Dec. 31, 2014	13.20%	[1]	10.36%	[1]	7.67%	[1]	8.20%	[1]	8.68%	[1]	6.48%	[1]	13.41%	11.36%	8.59%	Dec. 31, 2014	6.83%	9.84%	7.31%	Dec. 31, 2014	13.87%	11.44%	9.36%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.